Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 14.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	Observable inputs such as quoted prices in active markets for identical investments that the Company has the ability to access.

Level 2	Inputs include:

Quoted prices for similar assets or liabilities in active markets;

Quoted prices for identical or similar assets or liabilities in inactive markets;

Inputs, other than quoted prices in active markets, that are observable either directly or indirectly;

Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

Level 3	Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Company is required to disclose its estimate of the fair value of material financial instruments, including those recorded as assets or liabilities in its consolidated financial statements, in accordance with GAAP.

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

	Level	June 30, 2013	December 31, 2012
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$—	$13

The fair value of the interest rate swap liability is determined by using a discounted cash flow model using observable inputs from the related forward interest rate yield curves with the differential between the forward rate and the stated interest rate of the instrument discounted back from the settlement date of the contracts to the respective balance sheet date. As this model utilizes observable inputs and does not require significant management judgment it has been determined to be a Level 2 financial instrument in the fair value hierarchy.

Prior to redemption during the quarter ended March 31, 2012, the fair value of the Company’s redeemable preferred units was estimated based on unobservable inputs, including the present value of the Company’s demand note payable to member immediately prior to conversion (Note 10). As this estimate utilized unobservable inputs and required significant management judgment it was determined to be a Level 3 financial instrument in the fair value hierarchy.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	Quarter Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Beginning balance	$—	$—	$—	$18,984
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	(18,984)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$—	$—	$—	$—

The carrying values and fair values of other financial instruments of the Company were as follows:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$64,550	$64,550	$2,802	$2,802
Line of credit	—	—	528	528
Demand note payable to member	—	—	8,666	8,666
Current portion of long-term debt	124	124	2,028	2,028
Current portion of capital and financing leases	507	507	920	920
Long-term debt - net of current portion	2,146	1,854	5,669	7,880
Capital and financing leases - net of current portion	722	722	1,949	1,949

The carrying amounts of cash and cash equivalents, line of credit, demand note payable to member, current portion of long-term debt and current portion of financing leases approximate fair value due to their short-term maturities. Cash and cash equivalents are classified in Level 1; Line of credit, demand note payable to member, current portion of long-term debt, current portion of capital and financing leases, long-term debt – net of current portion and capital and financing leases – net of current portion are classified in Level 2.

Note 16. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	Observable inputs such as quoted prices in active markets for identical investments that the Company has the ability to access.

Level 2	Inputs include:

Quoted prices for similar assets or liabilities in active markets;

Quoted prices for identical or similar assets or liabilities in inactive markets;

Inputs, other than quoted prices in active markets, that are observable either directly or indirectly;

Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

Level 3	Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Company is required to disclose its estimate of the fair value of material financial instruments, including those recorded as assets or liabilities in its consolidated financial statements, in accordance with GAAP.

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

December 31,	Level	2012	2011
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$13	$60
Redeemable preferred units	3	—	$18,984

The fair value of the interest rate swap liability is determined by using a discounted cash flow model using observable inputs from the related forward interest rate yield curves with the differential between the forward rate and the stated interest rate of the instrument discounted back from the settlement date of the contracts to December 31, 2012 and 2011, respectively. As this model utilizes observable inputs and does not require significant management judgment it has been determined to be a Level 2 financial instrument in the fair value hierarchy.

The fair value of the Company’s redeemable preferred units is estimated based on unobservable inputs, including the present value of the Company’s demand note payable to member immediately prior to conversion, as further described in Note 11. As this estimate utilizes unobservable inputs and requires significant management judgment it has been determined to be a Level 3 financial instrument in the fair value hierarchy.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	2012	2011
Beginning balance	$18,984	$—
Realized gains (losses)	—	—
Unrealized gains (losses)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	18,984
Settlements	(18,984)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$—	$18,984

The carrying values and fair values of other ExOne financial instruments were as follows:

	2012		2011
December 31,	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$2,802	$2,802	$3,496	$3,496
Line of credit	$528	$528	$—	$—
Demand note payable to member	$8,666	$8,666	$—	$—
Current portion of long-term debt	$2,028	$2,028	$1,294	$1,294
Current portion of financing leases	$920	$920	$—	$—
Long-term debt — net of current portion	$5,669	$7,880	$4,135	$6,377
Financing leases — net of current portion	$1,949	$1,949	$—	$—

The carrying amounts of cash and cash equivalents, line of credit, demand note payable to member, current portion of long-term debt and current portion of financing leases approximate fair value due to their short-term maturities. Cash and cash equivalents were classified in Level 1; Line of credit, demand note payable to member, current portion of long-term debt, current portion of financing leases, long-term debt — net of current portion and financing leases — net of current portion were classified in Level 2.